Inventory (Tables)	12 Months Ended
Jun. 30, 2023
Inventory
Schedule of inventory

	June 30, 2023	June 30, 2022 *
	$’000	$’000
Raw materials and consumables	103,102	43,486
Work in progress	6,809	4,561
Finished goods	29,275	3,457
Stock in transit	1,105	2,845
Total inventory	140,291	54,349

* Amounts have been revised, see Note 2 of the Financial Statements for the year ended June 30, 2023 included elsewhere in this document for further information.